Derivative Instruments and Hedging - Effect of Foreign Currency Contracts on the Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	$ (4,951)	$ (3,331)	$ 0
Designated as Hedging Instrument | Revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	168	0	0
Designated as Hedging Instrument | Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	(146)	(175)	0
Designated as Hedging Instrument | Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	(2,659)	(1,718)	0
Designated as Hedging Instrument | Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	(1,051)	(732)	0
Designated as Hedging Instrument | General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	(1,263)	(706)	0
Designated as Hedging Instrument | Other income (expense), net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	(534)	(1,659)	59
Not Designated as Hedging Instrument | Revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | Other income (expense), net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	$ (534)	$ (1,659)	$ 59